ProShares Nasdaq-100 Dynamic Buffer ETF Investment Strategy - ProShares Nasdaq-100 Dynamic Buffer ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index incorporates a patent-pending Dynamic Buffer Strategy developed by ProShare Advisors that aims to provide upside participation in the Nasdaq-100, with downside mitigation and lower volatility.On days when the Nasdaq-100 rises, the Index is designed to participate in the performance of the Nasdaq-100 up to a daily cap less the cost of implementing the Dynamic Buffer Strategy. On days when the Nasdaq-100 falls, the Index is designed to mitigate losses through a daily buffer designed to protect against the first 1% to as much as 5% of any loss that day less the cost of implementing the Dynamic Buffer Strategy. Both the daily cap and the daily buffer are also subject to the impact of certain factors associated with executing this strategy including the time the strike price of the options used to execute the strategy is determined, as discussed in more detail below. The cost of implementing the Dynamic Buffer Strategy and the impact of market movements after the strike price of the options transactions underlying the strategy has been determined may substantially impact the protection provided by the buffer and the level of the cap.Both the daily cap and the daily buffer are adjusted based on expected volatility. When expected volatility is higher, the daily cap and the daily buffer are designed to be higher. See “Dynamic Buffer Strategy Risk” herein for important additional information about the strategy and the level of the daily buffer and cap.The Index measures the performance of this Dynamic Buffer Strategy based on the Nasdaq-100 Index using a long position in the Nasdaq-100 Index along with three different Nasdaq-100 Index options that have one day to expiration.The long position in the Nasdaq-100 Index is designed to measure the performance of the 100 largest Nasdaq-listed non-financial companies. The long component includes non-financial companies listed on the Nasdaq Global Select Market or the Nasdaq Global Market (which include both U.S. and non-U.S. companies). The top 100 companies based on market capitalization are selected. These companies are then weighted based on market capitalization.The three Nasdaq-100 Index options include a purchased put, a written put, and a written call. Put options are contracts that give the buyer the right, but not the obligation, to sell an underlying security at a specified price (“strike price”) on a specific date (“expiration date”). Call options are contracts that give the buyer the right, but not the obligation, to buy an underlying security at the strike price on the expiration date.The purchased put option component of the Index is designed to measure the performance of approximately at-the-money Nasdaq-100 Index put options with one day to expiration. The strike price for these purchased put options creates a buffer designed to protect against losses in the Nasdaq-100 Index.The written put option component of the Index is designed to measure the performance of out-of-the money Nasdaq-100 Index put options with one day to expiration. The strike price for these written put options limits the size of the buffer. The size of the buffer will vary each day based on expected volatility.The written call option component of the Index is designed to measure the performance of out-of-the-money Nasdaq-100 Index call options with one day to expiration. The strike price for these options creates a cap on the upside participation in the Nasdaq-100 Index. The size of the cap will vary each day based on a measure of expected volatility. The options measured are traded on national securities exchanges. The Index’s option positions are reestablished each day.The Fund will obtain exposure to the options component of the Index through swap agreements and will not write or purchase options.The Index is rebalanced and reconstituted each day. The Index is maintained by Nasdaq, Inc. More information about the Index can be found using the Bloomberg ticker symbol “NDXDBI.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives (e.g. swaps based on the options portion of the Index and Nasdaq-100 Index futures contracts) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.